Other Receivables and Prepayment (Details) - Schedule of other receivables and prepayment - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current
Advances to suppliers		$ 1,198,006	$ 670,027
VAT recoverable	[1]	862,488	701,670
Advances to business partners		25,537,541	7,349,481
Others		156,846	3,309,149
Other receivable from investors		5,361,360
Other receivables, Gross		33,116,241	12,030,327
Less: allowance for expected credit losses		(6,664,197)	(4,033,949)
Other receivables, net		26,452,044	7,996,378
Non-current
Loans to employees		22,104	47,196
Partial payment for the acquisition of a subsidiary	[2]		60,248,460
Advances to third party business partners	[3]		2,498,352
Deposit for equity investment	[4]	6,435,734	306,546
Loan to minority shareholders	[5]	7,861,502	3,041,037
Other		458,482	493,950
Other receivables, Gross		14,777,822	66,635,541
Less: allowance for expected credit losses		(6,632,163)	(5,257,121)
Other receivables, net		$ 8,145,659	$ 61,378,420

[1]	The balance of advanced VAT represents input VAT available for deducting the amount of VAT paid in the future.
[2]	On August 28, 2019, the Company entered into a Share Purchase Agreement, pursuant to which the Company will acquire 100% of the equity interests of Saleya Holdings Limited (“Saleya”) from Saleya’s shareholders for an aggregate purchase price of approximately $120 million. As of December 31, 2020, $35,150,770 of cash payment has been made, 2,708,498 of ordinary shares were issued at USD7.00 per share, amounting to $18,959,486 and 1,500,310 of series B preferred shares were issued at USD4.09 per share, amounting to $6,138,204. The acquisition was completed on March 17, 2021.
[3]	Business partners mostly include suppliers. In 2020, the advance to a third party business partner is unsecured, bears interest at 3% per annum and is repayable in July 2022.
[4]

In 2020, deposit for equity investment represents an investment in Nanjing Antong Meteorological Data Co., Ltd. and Nanjing Weida Electronic Technology Co., Ltd.

In 2021, deposit for equity investment represents an investment in Dinoplus Ai Holdings Limited, PICOAI US INC and Beyond Net Service Limited.

[5]	The minority shareholders pledged their shares in LKCO for the interest-free loans which are repayable in 2023.